EQUITY INCENTIVE PLANS AND STOCK BASED COMPENSATION EXPENSE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK OPTIONS

The following summarizes stock option activity under all of the Plans:

	Options Outstanding
	Total Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2023	284,437	$49.67	4.0	$-
Granted	865,299	$1.20	-	-
Cancelled	(154,368)	$67.26	-	-
Outstanding as of June 30, 2024	995,368	$4.80	9.4	$-
Exercisable as of June 30, 2024	136,101	$25.67	7.4	$-
Vested and expected to vest as of June 30, 2024	995,368	$4.80	9.4	$-

The following summarizes stock option activity under all of the Plans:

	Options Outstanding
	Total Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2022	179,107	$22.73	7.3	$1,419
Assumption of Notable options pursuant to merger	243,389	83.54	4.4	-
Granted	-	$-
Exercised	(48,571)	$0.35
Cancelled	(89,488)	$44.74
Outstanding as of December 31, 2023	284,437	$49.67	4.0	$-
Exercisable as of December 31, 2023	227,800	$51.97	0.9	$-
Vested and expected to vest as of December 31, 2023	284,437	$49.67	4.0	$-

SCHEDULE OF STOCK OPTIONS GRANTED ASSUMPTION

The fair value of stock options granted during the six months ended June 30, 2024 was estimated using the following weighted-average assumptions:

2024
Expected term (in years)	10
Risk-free interest rate	4.2% - 4.5%
Expected dividend rate	-%
Expected volatility	168.% - 170.7%

The fair value of employee stock options granted during the years ended December 31, 2023, and 2022 was estimated using the following weighted-average assumptions:

	Year ended December 31,
	2023	2022
Expected term (in years)	-	6.00
Risk-free interest rate	-%	1.61%
Expected dividend rate	-%	0.0%
Expected volatility	-%	75.73%

SCHEDULE OF SHARE BASED COMPENSATION

The following table summarizes the components of share-based compensation expense relating to options recognized in the Company’s condensed consolidated statement of operations and comprehensive loss (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Research and development	$46	$25	$145	$51
General and administrative	109	177	143	267
Total	$155	$202	$288	$318

The following table summarizes the components of stock-based compensation expense relating to options recognized in the Company’s statement of operations and comprehensive loss (in thousands):

	Year ended December 31,
	2023	2022
Research and development	$100	$146
General and administrative	489	435
Total	$589	$581

SCHEDULE OF RESTRICTED STOCK AWARDS

The following summarizes restricted stock awards (“RSA”) activity under all of the Plans:

Total RSAs Outstanding

Outstanding as of December 31, 2023	-
Granted	656,235
Cancelled	(15,000)
Outstanding as of June 30, 2024	641,235
Exercisable as of June 30, 2024	-
Vested and expected to vest as of June 30, 2024	641,235

Restricted Stock Awards R S A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF SHARE BASED COMPENSATION

The following table summarizes the components of share-based compensation expense relating to RSAs recognized in the Company’s condensed consolidated statement of operations and comprehensive loss (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Research and development	$-	$-	$-	$-
General and administrative	763	-	763	-
Total	$763	$-	$763	$-